Statements of Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue
Revenue	$ 7,506,075	$ 6,996,234	$ 14,613,981	$ 14,603,900
Cost of sales	1,352,845	1,353,169	2,748,850	3,151,535
Gross profit	6,153,230	5,643,065	11,865,131	11,452,365
Expenses
Research and development	971,963	1,030,504	1,960,989	1,936,229
Selling, general, and administrative	377,448	348,363	706,209	747,724
Total expenses	1,349,411	1,378,867	2,667,198	2,683,953
Income from operations	4,803,819	4,264,198	9,197,933	8,768,412
Interest income	443,325	387,860	868,095	749,638
Income before taxes	5,247,144	4,652,058	10,066,028	9,518,050
Provision for income taxes	964,534	1,491,023	1,838,369	3,059,400
Net income	$ 4,282,610	$ 3,161,035	$ 8,227,659	$ 6,458,650
Net income per share – basic (in dollars per share)	$ 0.88	$ 0.65	$ 1.70	$ 1.33
Net income per share – diluted (in dollars per share)	0.88	0.65	1.70	1.33
Cash dividends declared per common share (in dollars per share)	$ 1	$ 1	$ 2	$ 2
Weighted average shares outstanding
Basic (in shares)	4,843,032	4,841,010	4,842,524	4,841,010
Diluted (in shares)	4,852,644	4,845,632	4,851,072	4,845,907
Product [Member]
Revenue
Revenue	$ 7,054,977	$ 6,387,080	$ 13,925,623	$ 13,269,753
Contract Research and Development [Member]
Revenue
Revenue	$ 451,098	$ 609,154	$ 688,358	$ 1,334,147